PROPERTY, PLANT AND EQUIPMENT (Details Textual) - CAD ($) $ in Thousands		12 Months Ended
	Jul. 03, 2009	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalised		$ 10,168	$ 34,750
Proceeds from pre-production sales		$ 67,493	3,622
Proportion of ownership interest in joint operation		49.00%
Percentage of security deposit fee		3.00%
Security deposit		$ 23,400	$ 23,400
Historical sunk costs	$ 59,000
Maximum historical sunk costs	$ 120,000
Repayment of historical sunk costs		$ 59,000
De Beers Canada [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in joint operation		51.00%
GK Mine Asset [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss		$ 0